Income Taxes - Summary of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Loss from operations	$ (52,541)	$ (10,275)
Expected tax rate	26.50%	26.50%
Expected tax benefit resulting from loss	$ 13,923	$ 2,723
Non-deductible expenses	(19,310)	(2,156)
Increase in unrecognized temporary differences	(5,506)	2,258
Non-taxable portion of capital gains and losses	9,421
Other	(121)	(122)
Income tax (expense) recovery	$ (1,593)	$ 2,703